Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Tables) [Abstract]
Provision (benefit) for income taxes for continuing operations

	Year Ended December 31,
(in millions)	2010	2009	2008
Income from continuing operations before income taxes:
United States	$1,918.2	$1,312.4	$1,215.7
Foreign	(9.5)	(4.0)	(8.3)

Total	$1,908.7	$1,308.4	$1,207.4

Current provision:
Federal	$545.8	$407.7	$379.4
State	40.3	25.6	17.6
Foreign	0.1	(1.8)	0.9

Total current provision	586.2	431.5	397.9

Deferred provision:
Federal	113.1	43.0	38.6
State	4.5	3.9	(2.1)
Foreign	0.3	3.4	(2.9)

Total deferred provision	117.9	50.3	33.6

Total current and deferred provision	$704.1	$481.8	$431.5

Reconciliation of the statutory federal income tax rate and the effective tax rate

	Year Ended December 31,
	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	1.7	1.7	0.7
Other, net	0.2	0.1	—

Effective tax rate	36.9%	36.8%	35.7%

Deferred tax assets and deferred tax liabilities of continuing operations

	December 31,
(in millions)	2010	2009
Deferred tax assets:
Allowance for doubtful accounts	$17.7	$25.6
Net operating loss carryforwards and other tax attributes	34.8	24.6
Deferred compensation	5.6	3.4
Restricted stock	38.5	34.6
Accrued expenses	73.6	114.0
Other	3.4	2.9

Gross deferred tax assets	173.6	205.1
Less valuation allowance	(23.2)	(16.1)

Net deferred tax assets	150.4	189.0

Deferred tax liabilities:
Depreciation and property differences	(71.1)	(42.1)
Goodwill and customer contract amortization	(438.0)	(367.9)
Prepaids	(1.4)	(1.5)
Other	(2.8)	(4.1)

Gross deferred tax liabilities	(513.3)	(415.6)

Net deferred tax liabilities	$(362.9)	$(226.6)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

(in millions)	2010	2009	2008
Balance at January 1	$56.1	$40.4	$28.4
Additions for tax positions related to prior years	7.4	11.1	7.9
Reductions for tax positions related to prior years	(5.0)	(2.2)	—
Additions for tax positions related to the current year	—	12.9	9.2
Reductions for tax positions related to the current year	(1.8)	—	—
Reductions attributable to settlements with taxing authorities	—	(0.2)	(2.1)
Reductions as a result of a lapse of the applicable statute of limitations	(0.3)	(5.9)	(3.0)

Balance at December 31	$56.4	$56.1	$40.4